Parent company information	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Parent company information
Note 32 Parent company information

The following table presents information regarding the legal entity of Royal Bank of Canada with its subsidiaries presented on an equity accounted basis.
Condensed Balance Sheets

	As at
(Millions of Canadian dollars)	October 31 2020	October 31 2019
Assets
Cash and due from banks	$109,397	$14,264
Interest-bearing deposits with banks	21,603	22,279
Securities	146,524	118,716
Investments in bank subsidiaries and associated corporations (1)	41,029	37,234
Investments in other subsidiaries and associated corporations	76,358	73,785
Assets purchased under reverse repurchase agreements and securities borrowed	134,037	123,755
Loans, net of allowance for loan losses	554,173	526,078
Other assets	171,622	152,422
	$1,254,743	$1,068,533
Liabilities and shareholders’ equity
Deposits	$782,637	$681,509
Net balances due to bank subsidiaries (1)	42,157	2,678
Net balances due to other subsidiaries	36,421	36,594
Other liabilities	297,261	254,678
	1,158,476	975,459
Subordinated debentures	9,603	9,551
Shareholders’ equity	86,664	83,523
	$1,254,743	$1,068,533

(1)	Bank refers primarily to regulated deposit-taking institutions and securities firms.
Condensed Statements of Income and Comprehensive Income

	For the year ended
(Millions of Canadian dollars)	October 31 2020	October 31 2019
Interest and dividend income (1)	$23,596	$27,630
Interest expense	9,548	14,966
Net interest income	14,048	12,664
Non-interest income (2)	4,792	5,569
Total revenue	18,840	18,233
Provision for credit losses	3,888	1,730
Non-interest expense	9,580	9,212
Income before income taxes	5,372	7,291
Income taxes	1,139	1,568
Net income before equity in undistributed income of subsidiaries	4,233	5,723
Equity in undistributed income of subsidiaries	7,199	7,137
Net income	$11,432	$12,860
Other comprehensive income (loss), net of taxes	(1,137)	(1,441)
Total comprehensive income	$10,295	$11,419

(1)	Includes dividend income from investments in subsidiaries and associated corporations of $27 million (October 31, 2019 – $27 million).
(2)	Includes a nominal share of profit (loss) from associated corporations (October 31, 2019 – nominal).

Condensed Statements of Cash Flows

	For the year ended
(Millions of Canadian dollars)	October 31 2020	October 31 2019
Cash flows from operating activities
Net income	$11,432	$12,860
Adjustments to determine net cash from operating activities:
Change in undistributed earnings of subsidiaries	(7,199)	(7,137)
Change in deposits, net of securitizations	101,128	39,238
Change in loans, net of securitizations	(30,833)	(31,744)
Change in trading securities	404	2,350
Change in obligations related to assets sold under repurchase agreements and securities loaned	26,716	12,449
Change in assets purchased under reverse repurchase agreements and securities borrowed	(10,282)	(15,814)
Change in obligations related to securities sold short	(3,032)	797
Other operating activities, net	685	(8,149)
Net cash from (used in) operating activities	89,019	4,850
Cash flows from investing activities
Change in interest-bearing deposits with banks	676	(2,018)
Proceeds from sales and maturities of investment securities	74,849	37,963
Purchases of investment securities	(101,551)	(39,461)
Net acquisitions of premises and equipment and other intangibles	(1,243)	(1,266)
Change in cash invested in subsidiaries	1,484	332
Change in net funding provided to subsidiaries	39,306	4,616
Net cash from (used in) investing activities	13,521	166
Cash flows from financing activities
Issuance of subordinated debentures	2,750	1,500
Repayment of subordinated debentures	(3,000)	(1,100)
Issue of common shares, net of issuance costs	70	105
Common shares purchased for cancellation	(814)	(1,030)
Issue of preferred shares and other equity instruments, net of issuance costs	1,745	350
Redemption of preferred shares and other equity instruments	(1,508)	(950)
Dividends paid on shares and distributions paid on other equity instruments	(6,333)	(6,025)
Repayment of lease liabilities	(317)
Net cash from (used in) financing activities	(7,407)	(7,150)
Net change in cash and due from banks	95,133	(2,134)
Cash and due from banks at beginning of year	14,264	16,398
Cash and due from banks at end of year	$109,397	$14,264
Supplemental disclosure of cash flow information
Amount of interest paid	$10,335	$14,574
Amount of interest received	22,340	25,883
Amount of dividends received	1,977	1,694
Amount of income taxes paid	917	1,789